SHARE CAPITAL (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions			1 Months Ended			2 Months Ended	12 Months Ended
	Jul. 12, 2024 shares	May 17, 2024 shares	Dec. 31, 2024 USD ($) shares	Jul. 31, 2024 shares	May 31, 2024 shares	Jul. 15, 2024 shares	Dec. 31, 2024 EUR (€) Vote class € / shares shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares
Effect of the changes made to the comparative periods
Number of authorized classes of ordinary shares | class							3
Share capital
Authorized (in shares)							574,887,316	574,887,316	574,887,317	574,887,317
Issued and fully paid (in shares)							362,040,944	362,040,944	362,040,945	362,040,945
Issued and fully paid (in EUR or RUB)							€ 6.8	$ 9.2	€ 6.8	$ 9.2
Ordinary shares, shares outstanding							235,753,600	235,753,600
Private placement
Share capital
Price Per Share | $ / shares								$ 21
Proceeds from Issuance of Private Placement | $			$ 667.5
Common Class A
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares							€ 0.01		€ 0.01
Number of votes per ordinary share | Vote							1	1
Share capital
Shares authorized							500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares issued							326,342,270	326,342,270	326,342,270	326,342,270	2,541,791	2,541,791
Issued and fully paid (in EUR or RUB)							€ 3.2	$ 4.3	€ 3.2	$ 4.3
Debt conversion into shares							3,046,129
Ordinary shares, shares outstanding							200,054,926	200,054,926	325,783,607	325,783,607
Treasury shares							126,287,344	126,287,344	558,663	558,663
Common Class A | Private placement
Share capital
Shares issued			33,333,334
Common Class A | Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
Share capital
Consideration in shares	94,853,603	67,632,122		162,485,725	162,485,725	162,485,725
Common Class B
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares							€ 0.1		€ 0.1
Number of votes per ordinary share | Vote							10	10
Share capital
Shares authorized							37,138,658	37,138,658	37,138,658	37,138,658
Ordinary shares issued							35,698,674	35,698,674	35,698,674	35,698,674
Issued and fully paid (in EUR or RUB)							€ 3.6	$ 4.9	€ 3.6	$ 4.9
Ordinary shares, shares outstanding							35,698,674	35,698,674	35,698,674	35,698,674
Common Class C
Effect of the changes made to the comparative periods
Common stock par value (in euros per share) | € / shares							€ 0.09		€ 0.09
Number of votes per ordinary share | Vote							9	9
Percentage of nominal value of shares							1.00%
Share capital
Shares authorized							37,748,658	37,748,658	37,748,658	37,748,658
Ordinary shares issued							0	0	0	0
Ordinary shares, shares outstanding							0	0	0	0
Priority share
Share capital
Preferred shares authorized							0	0	1	1
Preferred shares issued							0	0	1	1